Document and Entity Information	12 Months Ended
Feb. 28, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	DRAGONWAVE INC
Entity Central Index Key	0001178946
Document Type	40-F
Document Period End Date	Feb. 28, 2013
Amendment Flag	false
Current Fiscal Year End Date	--02-28
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	38,048,297
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY